UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-09140

                    Virtus Retirement Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                          Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                    Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus DFA 2015 Target Date Retirement Income Fund

Virtus DFA 2020 Target Date Retirement Income Fund

Virtus DFA 2025 Target Date Retirement Income Fund

Virtus DFA 2030 Target Date Retirement Income Fund

Virtus DFA 2035 Target Date Retirement Income Fund

Virtus DFA 2040 Target Date Retirement Income Fund

Virtus DFA 2045 Target Date Retirement Income Fund

Virtus DFA 2050 Target Date Retirement Income Fund

Virtus DFA 2055 Target Date Retirement Income Fund

Virtus DFA 2060 Target Date Retirement Income Fund

June 30, 2016

TRUST NAME: VIRTUS RETIREMENT TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Fund	Schedule of Investments

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of the Virtus DFA Target Date Retirement Income Funds for the six months ended June 30, 2016.

Global markets were subject to sharp volatility at both the beginning and end of the period. Equities plummeted in the first six weeks of 2016, but stabilizing oil prices and the Federal Reserve’s softened stance on rate hikes this year sparked a rally in mid-February that lasted into June. The period was marked by the surprising outcome of the U.K.’s “Brexit” vote on June 23 to leave the European Union, which triggered an immediate selloff that was largely short-lived. By the end of June, U.S. equity markets had recovered much of their losses, and the six-month period was positive for many asset classes.

For the six months ended June 30, 2016, U.S. large-cap stocks outperformed U.S. small-cap stocks, as measured by the 3.84% and 2.22% returns of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging market stocks returned 6.41%, as measured by the MSCI Emerging Markets Index (net), while developed market stocks declined 4.42%, as measured by the MSCI EAFE® Index (net).

Demand for U.S. Treasuries was strong, driven by foreign investors seeking safe havens and yield in the global negative interest rate environment. The 10-year U.S. Treasury was yielding 1.49% on June 30, 2016, down from 2.27% on October 31, 2015. For the six months ended June 30, 2016, the broader U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 5.31%, while non-investment grade bonds rose 9.06%, as measured by the Barclays U.S. Corporate High Yield Bond Index.

The strength of the global economy will likely remain a leading concern for markets in the months ahead, and investors will watch with great interest the actions of the Fed and other major central banks. The U.S. economy’s continued growth, as evidenced by recent strong jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your retirement portfolio is adequately diversified across asset classes and investment strategies.

Thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

August 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE PERIOD OF JANUARY 1, 2016 TO JUNE 30, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund (each a “Fund”) of Virtus Retirement Trust (the “Trust”), you incur ongoing costs including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, your costs would have been higher.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE PERIOD OF JANUARY 1, 2016 TO JUNE 30, 2016

Expense Table
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During Period*
DFA 2015 Target Date Retirement Income Fund
Actual**
Class A	$1,000.00	$1,084.00	0.85%	$4.11
Class I	1,000.00	1,085.00	0.60	2.91
Class R6	1,000.00	1,086.00	0.40	1.94

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.27
Class I	1,000.00	1,021.88	0.60	3.02
Class R6	1,000.00	1,022.87	0.40	2.01
DFA 2020 Target Date Retirement Income Fund
Actual**
Class A	$1,000.00	$1,099.00	0.85%	$4.14
Class I	1,000.00	1,100.00	0.60	2.93
Class R6	1,000.00	1,101.00	0.40	1.95

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.27
Class I	1,000.00	1,021.88	0.60	3.02
Class R6	1,000.00	1,022.87	0.40	2.01
DFA 2025 Target Date Retirement Income Fund
Actual**
Class A	$1,000.00	$1,104.00	0.85%	$4.15
Class I	1,000.00	1,105.00	0.60	2.93
Class R6	1,000.00	1,106.00	0.40	1.96

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.27
Class I	1,000.00	1,021.88	0.60	3.02
Class R6	1,000.00	1,022.87	0.40	2.01
DFA 2030 Target Date Retirement Income Fund
Actual**
Class A	$1,000.00	$1,095.00	0.85%	$4.14
Class I	1,000.00	1,097.00	0.60	2.92
Class R6	1,000.00	1,098.00	0.40	1.95

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.27
Class I	1,000.00	1,021.88	0.60	3.02
Class R6	1,000.00	1,022.87	0.40	2.01

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE PERIOD OF JANUARY 1, 2016 TO JUNE 30, 2016

Expense Table
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During Period*
DFA 2035 Target Date Retirement Income Fund
Actual**
Class A	$1,000.00	$1,077.00	0.85%	$4.10
Class I	1,000.00	1,078.00	0.60	2.90
Class R6	1,000.00	1,079.00	0.40	1.93

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.27
Class I	1,000.00	1,021.88	0.60	3.02
Class R6	1,000.00	1,022.87	0.40	2.01
DFA 2040 Target Date Retirement Income Fund
Actual**
Class A	$1,000.00	$1,080.00	0.85%	$4.11
Class I	1,000.00	1,081.00	0.60	2.90
Class R6	1,000.00	1,082.00	0.40	1.93

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.27
Class I	1,000.00	1,021.88	0.60	3.02
Class R6	1,000.00	1,022.87	0.40	2.01
DFA 2045 Target Date Retirement Income Fund
Actual**
Class A	$1,000.00	$1,084.00	0.85%	$4.11
Class I	1,000.00	1,086.00	0.60	2.91
Class R6	1,000.00	1,087.00	0.40	1.94

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.27
Class I	1,000.00	1,021.88	0.60	3.02
Class R6	1,000.00	1,022.87	0.40	2.01
DFA 2050 Target Date Retirement Income Fund
Actual**
Class A	$1,000.00	$1,084.00	0.85%	$4.11
Class I	1,000.00	1,086.00	0.60	2.91
Class R6	1,000.00	1,087.00	0.40	1.94

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.27
Class I	1,000.00	1,021.88	0.60	3.02
Class R6	1,000.00	1,022.87	0.40	2.01

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE PERIOD OF JANUARY 1, 2016 TO JUNE 30, 2016

Expense Table
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During Period*
DFA 2055 Target Date Retirement Income Fund
Actual**
Class A	$1,000.00	$1,084.00	0.85%	$4.11
Class I	1,000.00	1,086.00	0.60	2.91
Class R6	1,000.00	1,087.00	0.40	1.94

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.27
Class I	1,000.00	1,021.88	0.60	3.02
Class R6	1,000.00	1,022.87	0.40	2.01
DFA 2060 Target Date Retirement Income Fund
Actual**
Class A	$1,000.00	$1,084.00	0.85%	$4.11
Class I	1,000.00	1,086.00	0.60	2.91
Class R6	1,000.00	1,087.00	0.40	1.94

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.27
Class I	1,000.00	1,021.88	0.60	3.02
Class R6	1,000.00	1,022.87	0.40	2.01

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

**	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (170) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

VIRTUS RETIREMENT TRUST

KEY INVESTMENT TERMS

JUNE 30, 2016 (Unaudited)

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS RETIREMENT TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

JUNE 30, 2016 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

DFA 2015 Target Date Retirement Income Fund

Fixed Income Funds	58%
International Fixed Income Fund	16
Domestic Equity Funds	15
International Equity Funds	9
Short-Term Investments	2

Total	100%

DFA 2020 Target Date Retirement Income Fund

Fixed Income Funds	33%
International Fixed Income Funds	32
Domestic Equity Funds	20
International Equity Funds	12
Short-Term Investments	3

Total	100%

DFA 2025 Target Date Retirement Income Fund

International Fixed Income Funds	41%
Domestic Equity Funds	29
International Equity Funds	17
Fixed Income Funds	11
Short-Term Investments	2

Total	100%

DFA 2030 Target Date Retirement Income Fund

International Fixed Income Funds	38%
Domestic Equity Funds	37
International Equity Funds	22
Short-Term Investments	3

Total	100%

DFA 2035 Target Date Retirement Income Fund

Domestic Equity Funds	46%
International Equity Funds	28
International Fixed Income Funds	25
Short-Term Investments	1

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 6.

VIRTUS RETIREMENT TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Continued)

JUNE 30, 2016 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

DFA 2040 Target Date Retirement Income Fund

Domestic Equity Funds	54%
International Equity Funds	33
International Fixed Income Funds	11
Short-Term Investments	2

Total	100%

DFA 2045 Target Date Retirement Income Fund

Domestic Equity Funds	58%
International Equity Funds	35
International Fixed Income Funds	5
Short-Term Investments	2

Total	100%

DFA 2050 Target Date Retirement Income Fund

Domestic Equity Funds	58%
International Equity Funds	35
International Fixed Income Funds	5
Short-Term Investments	2

Total	100%

DFA 2055 Target Date Retirement Income Fund

Domestic Equity Funds	58%
International Equity Funds	35
International Fixed Income Funds	5
Short-Term Investments	2

Total	100%

DFA 2060 Target Date Retirement Income Fund

Domestic Equity Funds	58%
International Equity Funds	35
International Fixed Income Funds	5
Short-Term Investments	2

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 6.

VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—99.8%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	1,379	$24
DFA Inflation Protected Securities Portfolio – Institutional Shares	56,134	679
DFA International Core Equity Portfolio – Institutional Shares	2,438	27
DFA Large Cap International Portfolio – Institutional Shares	2,874	54
DFA LTIP Portfolio – Institutional Shares	19,375	189
DFA U.S. Core Equity1 Portfolio – Institutional Shares	4,942	87
DFA U.S. Large Company Portfolio – Institutional Shares	5,325	87
TOTAL MUTUAL FUNDS (Identified Cost $1,066)		1,147
TOTAL LONG TERM INVESTMENTS—99.8%
(Identified Cost $1,066)		1,147
SHORT-TERM INVESTMENT—1.7%
Money Market Mutual Fund(2)—1.7%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)	19,112	19
TOTAL SHORT-TERM INVESTMENT (Identified Cost $19)		19
TOTAL INVESTMENTS—101.5% (Identified Cost $1,085)		1,166	(1)
Other assets and liabilities, net—(1.5)%		(17)

NET ASSETS—100.0%		$1,149

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,147	$1,147
Short-Term Investment	19	19

Total Investments	$1,166	$1,166

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—99.9%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	1,862	$32
DFA Inflation Protected Securities Portfolio – Institutional Shares	32,045	388
DFA International Core Equity Portfolio – Institutional Shares	3,361	37
DFA Large Cap International Portfolio – Institutional Shares	4,032	76
DFA LTIP Portfolio – Institutional Shares	34,351	335
DFA Short-Term Extended Quality Portfolio – Institutional Shares	1,966	21
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	2,124	21
DFA U.S. Core Equity1 Portfolio – Institutional Shares	6,807	120
DFA U.S. Large Company Portfolio – Institutional Shares	7,398	121
TOTAL MUTUAL FUNDS (Identified Cost $1,057)		1,151
TOTAL LONG TERM INVESTMENTS—99.9%
(Identified Cost $1,057)		1,151
SHORT-TERM INVESTMENT—1.7%
Money Market Mutual Fund(2)—1.7%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)	19,941	20
TOTAL SHORT-TERM INVESTMENT (Identified Cost $20)		20
TOTAL INVESTMENTS—101.6% (Identified Cost $1,077)		1,171	(1)
Other assets and liabilities, net—(1.6)%		(18)

NET ASSETS—100.0%		$1,153

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,151	$1,151
Short-Term Investment	20	20

Total Investments	$1,171	$1,171

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—99.9%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	2,799	$48
DFA Inflation Protected Securities Portfolio – Institutional Shares	11,122	135
DFA International Core Equity Portfolio – Institutional Shares	4,993	55
DFA Large Cap International Portfolio – Institutional Shares	5,867	110
DFA LTIP Portfolio – Institutional Shares	41,523	405
DFA Short-Term Extended Quality Portfolio – Institutional Shares	4,983	55
DFA Two-Year Global Fixed Income Portfolio –Institutional Shares	5,453	54
DFA U.S. Core Equity1 Portfolio – Institutional Shares	10,196	179
DFA U.S. Large Company Portfolio – Institutional Shares	10,965	180
TOTAL MUTUAL FUNDS (Identified Cost $1,123)		1,221
TOTAL LONG TERM INVESTMENTS—99.9%
(Identified Cost $1,123)		1,221
SHORT-TERM INVESTMENT—1.7%
Money Market Mutual Fund(2)—1.7%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)	21,260	21
TOTAL SHORT-TERM INVESTMENT (Identified Cost $21)		21
TOTAL INVESTMENTS—101.6% (Identified Cost $1,144)		1,242	(1)
Other assets and liabilities, net—(1.6)%		(19)

NET ASSETS—100.0%		$1,223

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,221	$1,221
Short-Term Investment	21	21

Total Investments	$1,242	$1,242

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—99.9%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	3,505	$60
DFA International Core Equity Portfolio – Institutional Shares	6,221	68
DFA Large Cap International Portfolio – Institutional Shares	7,334	138
DFA LTIP Portfolio – Institutional Shares	30,149	294
DFA Short-Term Extended Quality Portfolio – Institutional Shares	7,524	83
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	8,211	82
DFA U.S. Core Equity1 Portfolio – Institutional Shares	12,661	223
DFA U.S. Large Company Portfolio – Institutional Shares	13,598	223
TOTAL MUTUAL FUNDS (Identified Cost $1,082)		1,171
TOTAL LONG TERM INVESTMENTS—99.9%
(Identified Cost $1,082)		1,171
SHORT-TERM INVESTMENT—1.7%
Money Market Mutual Fund(2)—1.7%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)	20,307	20
TOTAL SHORT-TERM INVESTMENT (Identified Cost $20)		20
TOTAL INVESTMENTS—101.6% (Identified Cost $1,102)		1,191	(1)
Other assets and liabilities, net—(1.6)%		(19)

NET ASSETS—100.0%		$1,172

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,171	$1,171
Short-Term Investment	20	20

Total Investments	$1,191	$1,191

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—99.9%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	4,803	$82
DFA International Core Equity Portfolio – Institutional Shares	8,643	95
DFA Large Cap International Portfolio – Institutional Shares	10,122	190
DFA LTIP Portfolio – Institutional Shares	7,674	75
DFA Short-Term Extended Quality Portfolio – Institutional Shares	11,510	126
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	12,596	126
DFA U.S. Core Equity1 Portfolio – Institutional Shares	17,251	304
DFA U.S. Large Company Portfolio – Institutional Shares	18,530	304
TOTAL MUTUAL FUNDS (Identified Cost $1,229)		1,302
TOTAL LONG TERM INVESTMENTS—99.9%
(Identified Cost $1,229)		1,302
SHORT-TERM INVESTMENT—1.6%
Money Market Mutual Fund(2)—1.6%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)	21,482	21
TOTAL SHORT-TERM INVESTMENT (Identified Cost $21)		21
TOTAL INVESTMENTS—101.5% (Identified Cost $1,250)		1,323	(1)
Other assets and liabilities, net—(1.5)%		(19)

NET ASSETS—100.0%		$1,304

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,302	$1,302
Short-Term Investment	21	21

Total Investments	$1,323	$1,323

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—99.9%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	4,842	$83
DFA International Core Equity Portfolio – Institutional Shares	8,760	96
DFA Large Cap International Portfolio – Institutional Shares	10,247	193
DFA Short-Term Extended Quality Portfolio – Institutional Shares	5,861	64
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	6,503	65
DFA U.S. Core Equity1 Portfolio – Institutional Shares	17,434	307
DFA U.S. Large Company Portfolio – Institutional Shares	18,755	308
TOTAL MUTUAL FUNDS (Identified Cost $1,044)		1,116
TOTAL LONG TERM INVESTMENTS—99.9%
(Identified Cost $1,044)		1,116
SHORT-TERM INVESTMENT—1.7%
Money Market Mutual Fund(2)—1.7%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)	19,227	19
TOTAL SHORT-TERM INVESTMENT (Identified Cost $19)		19
TOTAL INVESTMENTS—101.6% (Identified Cost $1,063)		1,135	(1)
Other assets and liabilities, net—(1.6)%		(18)

NET ASSETS—100.0%		$1,117

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,116	$1,116
Short-Term Investment	19	19

Total Investments	$1,135	$1,135

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—99.8%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,228	$89
DFA International Core Equity Portfolio – Institutional Shares	9,460	104
DFA Large Cap International Portfolio – Institutional Shares	11,083	208
DFA Short-Term Extended Quality Portfolio – Institutional Shares	2,608	28
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	2,865	29
DFA U.S. Core Equity1 Portfolio – Institutional Shares	18,886	333
DFA U.S. Large Company Portfolio – Institutional Shares	20,267	332
TOTAL MUTUAL FUNDS (Identified Cost $1,048)		1,123
TOTAL LONG TERM INVESTMENTS—99.8%
(Identified Cost $1,048)		1,123
SHORT-TERM INVESTMENT—2.0%
Money Market Mutual Fund(2)—2.0%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)	21,692	22
TOTAL SHORT-TERM INVESTMENT (Identified Cost $22)		22
TOTAL INVESTMENTS—101.8% (Identified Cost $1,070)		1,145	(1)
Other assets and liabilities, net—(1.8)%		(20)

NET ASSETS—100.0%		$1,125

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,123	$1,123
Short-Term Investment	22	22

Total Investments	$1,145	$1,145

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—99.9%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,061	$87
DFA International Core Equity Portfolio – Institutional Shares	9,153	100
DFA Large Cap International Portfolio – Institutional Shares	10,709	201
DFA Short-Term Extended Quality Portfolio – Institutional Shares	2,425	27
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	2,760	28
DFA U.S. Core Equity1 Portfolio – Institutional Shares	18,266	322
DFA U.S. Large Company Portfolio – Institutional Shares	19,539	320
TOTAL MUTUAL FUNDS (Identified Cost $1,010)		1,085
TOTAL LONG TERM INVESTMENTS—99.9%
(Identified Cost $1,010)		1,085
SHORT-TERM INVESTMENT—1.7%
Money Market Mutual Fund(2)—1.7%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)	19,456	19
TOTAL SHORT-TERM INVESTMENT (Identified Cost $19)		19
TOTAL INVESTMENTS—101.6% (Identified Cost $1,029)		1,104	(1)
Other assets and liabilities, net—(1.6)%		(18)

NET ASSETS—100.0%		$1,086

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,085	$1,085
Short-Term Investment	19	19

Total Investments	$1,104	$1,104

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—99.8%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,386	$92
DFA International Core Equity Portfolio – Institutional Shares	9,727	107
DFA Large Cap International Portfolio – Institutional Shares	11,390	214
DFA Short-Term Extended Quality Portfolio – Institutional Shares	2,658	29
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	2,902	29
DFA U.S. Core Equity1 Portfolio – Institutional Shares	19,412	342
DFA U.S. Large Company Portfolio – Institutional Shares	20,821	341
TOTAL MUTUAL FUNDS (Identified Cost $1,080)		1,154
TOTAL LONG TERM INVESTMENTS—99.8%
(Identified Cost $1,080)		1,154
SHORT-TERM INVESTMENT—1.8%
Money Market Mutual Fund(2)—1.8%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)	20,624	21
TOTAL SHORT-TERM INVESTMENT (Identified Cost $21)		21
TOTAL INVESTMENTS—101.6% (Identified Cost $1,101)		1,175	(1)
Other assets and liabilities, net—(1.6)%		(19)

NET ASSETS—100.0%		$1,156

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,154	$1,154
Short-Term Investment	21	21

Total Investments	$1,175	$1,175

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—99.8%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,061	$87
DFA International Core Equity Portfolio – Institutional Shares	9,174	101
DFA Large Cap International Portfolio – Institutional Shares	10,745	202
DFA Short-Term Extended Quality Portfolio – Institutional Shares	2,516	27
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	2,765	28
DFA U.S. Core Equity1 Portfolio – Institutional Shares	18,293	322
DFA U.S. Large Company Portfolio – Institutional Shares	19,667	322
TOTAL MUTUAL FUNDS (Identified Cost $1,014)		1,089
TOTAL LONG TERM INVESTMENTS—99.8%
(Identified Cost $1,014)		1,089
SHORT-TERM INVESTMENT—1.8%
Money Market Mutual Fund(2)—1.8%
JPMorgan Prime Money Market Fund – Institutional Shares (seven-day effective yield 0.380%)	19,884	20
TOTAL SHORT-TERM INVESTMENT (Identified Cost $20)		20
TOTAL INVESTMENTS—101.6% (Identified Cost $1,034)		1,109	(1)
Other assets and liabilities, net—(1.6)%		(18)

NET ASSETS—100.0%		$1,091

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,089	$1,089
Short-Term Investment	20	20

Total Investments	$1,109	$1,109

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2016.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	DFA 2015 Target Date Retirement Income Fund		DFA 2020 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,166		$1,171
Receivables
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	8		8
Prepaid trustee retainer	—	(2)	—	(2)
Other assets	—	(2)	—	(2)

Total assets	1,174		1,179

Liabilities
Payables
Investment securities purchased	6		7
Investment advisory fees	7		7
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	1		1
Trustees’ fees and expenses	—	(2)	—	(2)
Professional fees	10		10
Distribution and service fees	—	(2)	—	(2)
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	1		1

Total liabilities	25		26

Net Assets	$1,149		$1,153

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,061		$1,050
Accumulated undistributed net investment income (loss)	7		8
Accumulated undistributed net realized gain (loss)	—	(2)	1
Net unrealized appreciation (depreciation) on investments	81		94

Net Assets	$1,149		$1,153

Class A
Net asset value (net assets/shares outstanding) per share	$10.84		$10.99
Maximum offering price per share NAV/(1–5.75%)	$11.50		$11.66
Shares of beneficial interest outstanding, no par value, unlimited authorization	15,792		14,721
Net Assets	$171		$162
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.85		$11.00
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,000		10,000
Net Assets	$109		$110
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$10.86		$11.01
Shares of beneficial interest outstanding, no par value, unlimited authorization	80,000		80,000
Net Assets	$869		$881

(1) Investment in securities at cost	$1,085		$1,077
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	DFA 2025 Target Date Retirement Income Fund		DFA 2030 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,242		$1,191
Receivables
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	8		8
Prepaid trustee retainer	—	(2)	—	(2)
Other assets	—	(2)	—	(2)

Total assets	1,250		1,199

Liabilities
Payables
Investment securities purchased	8		8
Investment advisory fees	7		7
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	1		1
Trustees’ fees and expenses	—	(2)	—	(2)
Professional fees	10		10
Distribution and service fees	—	(2)	—	(2)
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	1		1

Total liabilities	27		27

Net Assets	$1,223		$1,172

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,115		$1,073
Accumulated undistributed net investment income (loss)	9		10
Accumulated undistributed net realized gain (loss)	1		—	(2)
Net unrealized appreciation (depreciation) on investments	98		89

Net Assets	$1,223		$1,172

Class A
Net asset value (net assets/shares outstanding) per share	$11.04		$10.95
Maximum offering price per share NAV/(1–5.75%)	$11.71		$11.62
Shares of beneficial interest outstanding, no par value, unlimited authorization	20,564		16,839
Net Assets	$227		$184
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.05		$10.97
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,000		10,000
Net Assets	$111		$110
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$11.06		$10.98
Shares of beneficial interest outstanding, no par value, unlimited authorization	80,000		80,000
Net Assets	$885		$878

(1) Investment in securities at cost	$1,144		$1,102
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	DFA 2035 Target Date Retirement Income Fund		DFA 2040 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,323		$1,135
Receivables
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	8		8
Prepaid trustee retainer	—	(2)	—	(2)
Other assets	—	(2)	—	(2)

Total assets	1,331		1,143

Liabilities
Payables
Investment securities purchased	9		7
Investment advisory fees	7		7
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	1		1
Trustees’ fees and expenses	—	(2)	—	(2)
Professional fees	10		10
Distribution and service fees	—	(2)	—	(2)
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	—	(2)	1

Total liabilities	27		26

Net Assets	$1,304		$1,117

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,219		$1,035
Accumulated undistributed net investment income (loss)	12		11
Accumulated undistributed net realized gain (loss)	—	(2)	—	(2)
Net unrealized appreciation (depreciation) on investments	73		71

Net Assets	$1,304		$1,117

Class A
Net asset value (net assets/shares outstanding) per share	$10.77		$10.80
Maximum offering price per share NAV/(1–5.75%)	$11.43		$11.46
Shares of beneficial interest outstanding, no par value, unlimited authorization	30,835		13,253
Net Assets	$332		$143
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.78		$10.81
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,000		10,000
Net Assets	$108		$108
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$10.79		$10.82
Shares of beneficial interest outstanding, no par value, unlimited authorization	80,000		80,000
Net Assets	$864		$866

(1) Investment in securities at cost	$1,250		$1,063
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	DFA 2045 Target Date Retirement Income Fund		DFA 2050 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,145		$1,104
Receivables
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	8		8
Prepaid trustee retainer	—	(2)	—	(2)
Other assets	—	(2)	—	(2)

Total assets	1,153		1,112

Liabilities
Payables
Investment securities purchased	9		7
Investment advisory fees	7		7
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	1		1
Trustees’ fees and expenses	—	(2)	—	(2)
Professional fees	10		10
Distribution and service fees	—	(2)	—	(2)
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	1		1

Total liabilities	28		26

Net Assets	$1,125		$1,086

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,039		$1,000
Accumulated undistributed net investment income (loss)	11		11
Accumulated undistributed net realized gain (loss)	—	(2)	—	(2)
Net unrealized appreciation (depreciation) on investments	75		75

Net Assets	$1,125		$1,086

Class A
Net asset value (net assets/shares outstanding) per share	$10.84		$10.84
Maximum offering price per share NAV/(1–5.75%)	$11.50		$11.50
Shares of beneficial interest outstanding, no par value, unlimited authorization	13,604		10,000
Net Assets	$147		$108
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.86		$10.86
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,000		10,000
Net Assets	$109		$109
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$10.87		$10.87
Shares of beneficial interest outstanding, no par value, unlimited authorization	80,000		80,000
Net Assets	$869		$869

(1) Investment in securities at cost	$1,070		$1,029
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	DFA 2055 Target Date Retirement Income Fund		DFA 2060 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,175		$1,109
Receivables
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	8		8
Prepaid trustee retainer	—	(2)	—	(2)
Other assets	—	(2)	—	(2)

Total assets	1,183		1,117

Liabilities
Payables
Investment securities purchased	8		7
Investment advisory fees	7		7
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	1		1
Trustees’ fees and expenses	—	(2)	—	(2)
Professional fees	10		10
Distribution and service fees	—	(2)	—	(2)
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	1		1

Total liabilities	27		26

Net Assets	$1,156		$1,091

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,070		$1,005
Accumulated undistributed net investment income (loss)	12		11
Accumulated undistributed net realized gain (loss)	—	(2)	—	(2)
Net unrealized appreciation (depreciation) on investments	74		75

Net Assets	$1,156		$1,091

Class A
Net asset value (net assets/shares outstanding) per share	$10.84		$10.84
Maximum offering price per share NAV/(1–5.75%)	$11.50		$11.50
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,000		10,421
Net Assets	$108		$113
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.86		$10.86
Shares of beneficial interest outstanding, no par value, unlimited authorization	16,440		10,000
Net Assets	$179		$109
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$10.87		$10.87
Shares of beneficial interest outstanding, no par value, unlimited authorization	80,000		80,000
Net Assets	$869		$869

(1) Investment in securities at cost	$1,101		$1,034
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS

PERIOD ENDED JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	DFA 2015 Target Date Retirement Income Fund(2)		DFA 2020 Target Date Retirement Income Fund(2)
Investment Income
Dividends	$8		$10

Total investment income	8		10

Expenses
Investment advisory fees	1		1
Administration fees	1		1
Distribution and service fees—Class A	—	(1)	—	(1)
Transfer agent fees and expenses	1		1
Registration fees	19		19
Custodian fees	—	(1)	—	(1)
Printing fees and expenses	5		5
Professional fees	13		13
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	—	(1)	1

Total expenses	40		41
Less expenses reimbursed and/or waived by investment adviser	(39)		(39)

Net expenses	1		2

Net investment income (loss)	7		8

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	—	(1)	1
Net change in unrealized appreciation (depreciation) on investments	81		94

Net gain (loss) on investments	81		95

Net increase (decrease) in net assets resulting from operations	$88		$103

(1)	Amount is less than $500.
(2)	Inception date January 11, 2016.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Continued)

PERIOD ENDED JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	DFA 2025 Target Date Retirement Income Fund(2)		DFA 2030 Target Date Retirement Income Fund(2)
Investment Income
Dividends	$12		$13

Total investment income	12		13

Expenses
Investment advisory fees	2		1
Administration fees	1		1
Distribution and service fees—Class A	—	(1)	—	(1)
Transfer agent fees and expenses	1		1
Registration fees	19		19
Custodian fees	—	(1)	1
Printing fees and expenses	5		5
Professional fees	13		13
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	1		1

Total expenses	42		42
Less expenses reimbursed and/or waived by investment adviser	(39)		(39)

Net expenses	3		3

Net investment income (loss)	9		10

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	1		—	(1)
Net change in unrealized appreciation (depreciation) on investments	98		89

Net gain (loss) on investments	99		89

Net increase (decrease) in net assets resulting from operations	$108		$99

(1)	Amount is less than $500.
(2)	Inception date January 11, 2016.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Continued)

PERIOD ENDED JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	DFA 2035 Target Date Retirement Income Fund(2)		DFA 2040 Target Date Retirement Income Fund(2)
Investment Income
Dividends	$14		$13

Total investment income	14		13

Expenses
Investment advisory fees	1		1
Administration fees	1		1
Distribution and service fees—Class A	—	(1)	—	(1)
Transfer agent fees and expenses	1		1
Registration fees	19		19
Custodian fees	—	(1)	—	(1)
Printing fees and expenses	5		5
Professional fees	13		13
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	1		1

Total expenses	41		41
Less expenses reimbursed and/or waived by investment adviser	(39)		(39)

Net expenses	2		2

Net investment income (loss)	12		11

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	—	(1)	—	(1)
Net change in unrealized appreciation (depreciation) on investments	73		71

Net gain (loss) on investments	73		71

Net increase (decrease) in net assets resulting from operations	$85		$82

(1)	Amount is less than $500.
(2)	Inception date January 11, 2016.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Continued)

PERIOD ENDED JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	DFA 2045 Target Date Retirement Income Fund(2)		DFA 2050 Target Date Retirement Income Fund(2)
Investment Income
Dividends	$14		$13

Total investment income	14		13

Expenses
Investment advisory fees	1		1
Administration fees	1		1
Distribution and service fees—Class A	—	(1)	—	(1)
Transfer agent fees and expenses	1		1
Registration fees	19		19
Custodian fees	1		—	(1)
Printing fees and expenses	5		5
Professional fees	13		13
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	1		1

Total expenses	42		41
Less expenses reimbursed and/or waived by investment adviser	(39)		(39)

Net expenses	3		2

Net investment income (loss)	11		11

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	—	(1)	—	(1)
Net change in unrealized appreciation (depreciation) on investments	75		75

Net gain (loss) on investments	75		75

Net increase (decrease) in net assets resulting from operations	$86		$86

(1)	Amount is less than $500.
(2)	Inception date January 11, 2016.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Continued)

PERIOD ENDED JUNE 30, 2016 (Unaudited)

($ reported in thousands)

	DFA 2055 Target Date Retirement Income Fund(2)		DFA 2060 Target Date Retirement Income Fund(2)
Investment Income
Dividends	$14		$13

Total investment income	14		13

Expenses
Investment advisory fees	1		1
Administration fees	1		1
Distribution and service fees—Class A	—	(1)	—	(1)
Transfer agent fees and expenses	1		1
Registration fees	19		19
Custodian fees	—	(1)	—	(1)
Printing fees and expenses	5		5
Professional fees	13		13
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	1		1

Total expenses	41		41
Less expenses reimbursed and/or waived by investment adviser	(39)		(39)

Net expenses	2		2

Net investment income (loss)	12		11

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	—	(1)	—	(1)
Net change in unrealized appreciation (depreciation) on investments	74		75

Net gain (loss) on investments	74		75

Net increase (decrease) in net assets resulting from operations	$86		$86

(1)	Amount is less than $500.
(2)	Inception date January 11, 2016.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	DFA 2015 Target Date Retirement Income Fund		DFA 2020 Target Date Retirement Income Fund
	From Inception January 11, 2016 to June 30, 2016 (Unaudited)		From Inception January 11, 2016 to June 30, 2016 (Unaudited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$7		$8
Net realized gain (loss)	—	(1)	1
Net change in unrealized appreciation (depreciation)	81		94

Increase (decrease) in net assets resulting from operations	88		103

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	161		150
Change in net assets from share transactions, Class I	100		100
Change in net assets from share transactions, Class R6	800		800

Increase (decrease) in net assets from share transactions	1,061		1,050

Net increase (decrease) in net assets	1,149		1,153

Net Assets
Beginning of period	—		—

End of period	$1,149		$1,153

Accumulated undistributed net investment income (loss) at end of period	$7		$8

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2025 Target Date Retirement Income Fund	DFA 2030 Target Date Retirement Income Fund
	From Inception January 11, 2016 to June 30, 2016 (Unaudited)	From Inception January 11, 2016 to June 30, 2016 (Unaudited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$9	$10
Net realized gain (loss)	1	—	(1)
Net change in unrealized appreciation (depreciation)	98	89

Increase (decrease) in net assets resulting from operations	108	99

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	215	173
Change in net assets from share transactions, Class I	100	100
Change in net assets from share transactions, Class R6	800	800

Increase (decrease) in net assets from share transactions	1,115	1,073

Net increase (decrease) in net assets	1,223	1,172

Net Assets
Beginning of period	—	—

End of period	$1,223	$1,172

Accumulated undistributed net investment income (loss) at end of period	$9	$10

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2035 Target Date Retirement Income Fund		DFA 2040 Target Date Retirement Income Fund
	From Inception January 11, 2016 to June 30, 2016 (Unaudited)		From Inception January 11, 2016 to June 30, 2016 (Unaudited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$12		$11
Net realized gain (loss)	—	(1)	—	(1)
Net change in unrealized appreciation (depreciation)	73		71

Increase (decrease) in net assets resulting from operations	85		82

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	319		135
Change in net assets from share transactions, Class I	100		100
Change in net assets from share transactions, Class R6	800		800

Increase (decrease) in net assets from share transactions	1,219		1,035

Net increase (decrease) in net assets	1,304		1,117

Net Assets
Beginning of period	—		—

End of period	$1,304		$1,117

Accumulated undistributed net investment income (loss) at end of period	$12		$11

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2045 Target Date Retirement Income Fund		DFA 2050 Target Date Retirement Income Fund
	From Inception January 11, 2016 to June 30, 2016 (Unaudited)		From Inception January 11, 2016 to June 30, 2016 (Unaudited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$11		$11
Net realized gain (loss)	—	(1)	—	(1)
Net change in unrealized appreciation (depreciation)	75		75

Increase (decrease) in net assets resulting from operations	86		86

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	139		100
Change in net assets from share transactions, Class I	100		100
Change in net assets from share transactions, Class R6	800		800

Increase (decrease) in net assets from share transactions	1,039		1,000

Net increase (decrease) in net assets	1,125		1,086

Net Assets
Beginning of period	—		—

End of period	$1,125		$1,086

Accumulated undistributed net investment income (loss) at end of period	$11		$11

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2055 Target Date Retirement Income Fund		DFA 2060 Target Date Retirement Income Fund
	From Inception January 11, 2016 to June 30, 2016 (Unaudited)		From Inception January 11, 2016 to June 30, 2016 (Unaudited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$12		$11
Net realized gain (loss)	—	(1)	—	(1)
Net change in unrealized appreciation (depreciation)	74		75

Increase (decrease) in net assets resulting from operations	86		86

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	100		105
Change in net assets from share transactions, Class I	170		100
Change in net assets from share transactions, Class R6	800		800

Increase (decrease) in net assets from share transactions	1,070		1,005

Net increase (decrease) in net assets	1,156		1,091

Net Assets
Beginning of period	—		—

End of period	$1,156		$1,091

Accumulated undistributed net investment income (loss) at end of period	$12		$11

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(7)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
DFA 2015 Target Date Retirement Income Fund
Class A
1/11/16(3) to 6/30/16(6)	$10.00	0.07	0.77	0.84	—	—	—	0.84	$10.84	8.40	%(5)	$171	0.85	%(4)	7.49	%(4)	1.33	%(4)	1	%(5)
Class I
1/11/16(3) to 6/30/16(6)	$10.00	0.05	0.80	0.85	—	—	—	0.85	$10.85	8.50	%(5)	$109	0.60	%(4)	8.50	%(4)	1.04	%(4)	1	%(5)
Class R6
1/11/16(3) to 6/30/16(6)	$10.00	0.06	0.80	0.86	—	—	—	0.86	$10.86	8.60	%(5)	$869	0.40	%(4)	8.50	%(4)	1.24	%(4)	1	%(5)
DFA 2020 Target Date Retirement Income Fund
Class A
1/11/16(3) to 6/30/16(6)	$10.00	0.08	0.91	0.99	—	—	—	0.99	$10.99	9.90	%(5)	$162	0.85	%(4)	7.78	%(4)	1.51	%(4)	1	%(5)
Class I
1/11/16(3) to 6/30/16(6)	$10.00	0.07	0.93	1.00	—	—	—	1.00	$11.00	10.00	%(5)	$110	0.60	%(4)	8.37	%(4)	1.37	%(4)	1	%(5)
Class R6
1/11/16(3) to 6/30/16(6)	$10.00	0.08	0.93	1.01	—	—	—	1.01	$11.01	10.10	%(5)	$881	0.40	%(4)	8.37	%(4)	1.57	%(4)	1	%(5)
DFA 2025 Target Date Retirement Income Fund
Class A
1/11/16(3) to 6/30/16(6)	$10.00	0.10	0.94	1.04	—	—	—	1.04	$11.04	10.40	%(5)	$227	0.85	%(4)	6.93	%(4)	1.94	%(4)	1	%(5)
Class I
1/11/16(3) to 6/30/16(6)	$10.00	0.08	0.97	1.05	—	—	—	1.05	$11.05	10.50	%(5)	$111	0.60	%(4)	8.30	%(4)	1.58	%(4)	1	%(5)
Class R6
1/11/16(3) to 6/30/16(6)	$10.00	0.09	0.97	1.06	—	—	—	1.06	$11.06	10.60	%(5)	$885	0.40	%(4)	8.29	%(4)	1.77	%(4)	1	%(5)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(7)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
DFA 2030 Target Date Retirement Income Fund
Class A
1/11/16(3) to 6/30/16(6)	$10.00	0.11	0.84	0.95	—	—	—	0.95	$10.95	9.50	%(5)	$184	0.85	%(4)	7.37	%(4)	2.15	%(4)	1	%(5)
Class I
1/11/16(3) to 6/30/16(6)	$10.00	0.09	0.88	0.97	—	—	—	0.97	$10.97	9.70	%(5)	$110	0.60	%(4)	8.41	%(4)	1.85	%(4)	1	%(5)
Class R6
1/11/16(3) to 6/30/16(6)	$10.00	0.10	0.88	0.98	—	—	—	0.98	$10.98	9.80	%(5)	$878	0.40	%(4)	8.40	%(4)	2.05	%(4)	1	%(5)
DFA 2035 Target Date Retirement Income Fund
Class A
1/11/16(3) to 6/30/16(6)	$10.00	0.19	0.58	0.77	—	—	—	0.77	$10.77	7.70	%(5)	$332	0.85	%(4)	4.95	%(4)	3.82	%(4)	1	%(5)
Class I
1/11/16(3) to 6/30/16(6)	$10.00	0.09	0.69	0.78	—	—	—	0.78	$10.78	7.80	%(5)	$108	0.60	%(4)	8.79	%(4)	1.90	%(4)	1	%(5)
Class R6
1/11/16(3) to 6/30/16(6)	$10.00	0.10	0.69	0.79	—	—	—	0.79	$10.79	7.90	%(5)	$864	0.40	%(4)	8.79	%(4)	2.10	%(4)	1	%(5)
DFA 2040 Target Date Retirement Income Fund
Class A
1/11/16(3) to 6/30/16(6)	$10.00	0.10	0.70	0.80	—	—	—	0.80	$10.80	8.00	%(5)	$143	0.85	%(4)	8.16	%(4)	2.03	%(4)	1	%(5)
Class I
1/11/16(3) to 6/30/16(6)	$10.00	0.10	0.71	0.81	—	—	—	0.81	$10.81	8.10	%(5)	$108	0.60	%(4)	8.39	%(4)	2.04	%(4)	1	%(5)
Class R6
1/11/16(3) to 6/30/16(6)	$10.00	0.11	0.71	0.82	—	—	—	0.82	$10.82	8.20	%(5)	$866	0.40	%(4)	8.39	%(4)	2.24	%(4)	1	%(5)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(7)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
DFA 2045 Target Date Retirement Income Fund
Class A
1/11/16(3) to 6/30/16(6)	$10.00	0.11	0.73	0.84	—	—	—	0.84	$10.84	8.40	%(5)	$147	0.85	%(4)	7.97	%(4)	2.15	%(4)	1	%(5)
Class I
1/11/16(3) to 6/30/16(6)	$10.00	0.11	0.75	0.86	—	—	—	0.86	$10.86	8.60	%(5)	$109	0.60	%(4)	8.43	%(4)	2.14	%(4)	1	%(5)
Class R6
1/11/16(3) to 6/30/16(6)	$10.00	0.12	0.75	0.87	—	—	—	0.87	$10.87	8.70	%(5)	$869	0.40	%(4)	8.43	%(4)	2.34	%(4)	1	%(5)
DFA 2050 Target Date Retirement Income Fund
Class A
1/11/16(3) to 6/30/16(6)	$10.00	0.09	0.75	0.84	—	—	—	0.84	$10.84	8.40	%(5)	$108	0.85	%(4)	8.69	%(4)	1.89	%(4)	1	%(5)
Class I
1/11/16(3) to 6/30/16(6)	$10.00	0.11	0.75	0.86	—	—	—	0.86	$10.86	8.60	%(5)	$109	0.60	%(4)	8.44	%(4)	2.14	%(4)	1	%(5)
Class R6
1/11/16(3) to 6/30/16(6)	$10.00	0.12	0.75	0.87	—	—	—	0.87	$10.87	8.70	%(5)	$869	0.40	%(4)	8.44	%(4)	2.34	%(4)	1	%(5)
DFA 2055 Target Date Retirement Income Fund
Class A
1/11/16(3) to 6/30/16(6)	$10.00	0.09	0.75	0.84	—	—	—	0.84	$10.84	8.40	%(5)	$108	0.85	%(4)	8.75	%(4)	1.89	%(4)	1	%(5)
Class I
1/11/16(3) to 6/30/16(6)	$10.00	0.14	0.72	0.86	—	—	—	0.86	$10.86	8.60	%(5)	$179	0.60	%(4)	7.05	%(4)	2.73	%(4)	1	%(5)
Class R6
1/11/16(3) to 6/30/16(6)	$10.00	0.12	0.75	0.87	—	—	—	0.87	$10.87	8.70	%(5)	$869	0.40	%(4)	8.50	%(4)	2.34	%(4)	1	%(5)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(7)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
DFA 2060 Target Date Retirement Income Fund
Class A
1/11/16(3) to 6/30/16(6)	$10.00	0.09	0.75	0.84	—	—	—	0.84	$10.84	8.40	%(5)	$113	0.85	%(4)	8.61	%(4)	1.92	%(4)	1	%(5)
Class I
1/11/16(3) to 6/30/16(6)	$10.00	0.11	0.75	0.86	—	—	—	0.86	$10.86	8.60	%(5)	$109	0.60	%(4)	8.44	%(4)	2.14	%(4)	1	%(5)
Class R6
1/11/16(3) to 6/30/16(6)	$10.00	0.12	0.75	0.87	—	—	—	0.87	$10.87	8.70	%(5)	$869	0.40	%(4)	8.44	%(4)	2.35	%(4)	1	%(5)

Footnote Legend:

(1)	Computed using average shares outstanding.
(2)	Each Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Inception date
(4)	Annualized
(5)	Not Annualized
(6)	Unaudited.
(7)	Sales charges, where applicable, are not reflected in the total return calculation.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT

JUNE 30, 2016 (Unaudited)

Note 1—Organization

The Trust was originally organized as a Massachusetts business trust on December 4, 1995, under the name of “Phoenix Duff & Phelps Institutional Mutual Funds.” It was reorganized as a Delaware statutory trust in October 2000. From May 1, 2004, to October 20, 2008, the Trust was named Phoenix Institutional Mutual Funds, and from October 20, 2008, to August 24, 2015, the Trust was named Virtus Institutional Trust.

As of the date of this report the Trust is comprised of ten funds (each a “Fund”), each reported in this semiannual report. Each Fund’s investment objective is outlined below.

Fund	Investment Objective
DFA 2015 Target Date Retirement Income Fund	Providing total return, consistent with the fund’s current asset allocation.
DFA 2020 Target Date Retirement Income Fund	Providing total return, consistent with the fund’s current asset allocation.
DFA 2025 Target Date Retirement Income Fund	Providing total return, consistent with the fund’s current asset allocation.
DFA 2030 Target Date Retirement Income Fund	Providing total return, consistent with the fund’s current asset allocation.
DFA 2035 Target Date Retirement Income Fund	Providing total return, consistent with the fund’s current asset allocation.
DFA 2040 Target Date Retirement Income Fund	Providing total return, consistent with the fund’s current asset allocation.
DFA 2045 Target Date Retirement Income Fund	Providing total return, consistent with the fund’s current asset allocation.
DFA 2050 Target Date Retirement Income Fund	Providing total return, consistent with the fund’s current asset allocation.
DFA 2055 Target Date Retirement Income Fund	Providing total return, consistent with the fund’s current asset allocation.
DFA 2060 Target Date Retirement Income Fund	Providing total return, consistent with the fund’s current asset allocation.

There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class A shares, Class I shares, and Class R6 shares.

Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class I shares and Class R6 shares are sold without a sales charge.

Class R6 shares are only available to participants in employer-sponsored retirement plans,

such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2016 (Unaudited)

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plan(s). Class I shares and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2—Significant Accounting Policies

The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2016 (Unaudited)

securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2016 (Unaudited)

recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a fund bears directly, the shareholders of a fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the fund invests.

Note 3—Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Retirement Investment Advisers, LLC (“VRIA” or the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2016 (Unaudited)

As compensation for its services to the Funds, the Adviser is entitled to a fee of 0.30% of the average daily net assets of each Fund.

B.	Subadviser

Dimensional Fund Advisors LP (“Dimensional”) is the subadviser to the Funds. The subadviser manages the investments of each Fund for which they are paid a fee by the Adviser.

C.	Expense Limits

VRIA has contractually agreed to limit the total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) of the funds so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table through December 31, 2017.

	Class A Shares	Class I Shares	Class R6 Shares

DFA 2015 Target Date Retirement Income Fund	0.85%	0.60%	0.40%
DFA 2020 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2025 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2030 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2035 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2040 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2045 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2050 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2055 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2060 Target Date Retirement Income Fund	0.85	0.60	0.40

Following the contractual period, VRIA may discontinue these arrangements at any time.

D.	Expense Recapture

The Adviser may recapture operating expenses waived or reimbursed under this arrangement within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement.

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the six months (the “period”) ended June 30, 2016 for Class A shares, it retained net commissions of $1 and deferred sales charges of $0, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares. Class I shares and Class R6 shares are not subject to a 12b-1 plan.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2016 (Unaudited)

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge (“CDSC”), the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended June 30, 2016, the Funds incurred administration fees totaling $5 which are included in the Statements of Operations.

For the period ended June 30, 2016, the Funds incurred transfer agent fees totaling $2 which are included in the Statements of Operations. A portion of these fees are paid to outside entities that also provide services to the Trust.

G.	Affiliated Accounts

At June 30, 2016, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Funds which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
DFA 2015 Target Date Retirement Income Fund
Class A	10,000	$108
Class I	10,000	109
Class R6	80,000	869
DFA 2020 Target Date Retirement Income Fund
Class A	10,000	110
Class I	10,000	110
Class R6	80,000	881
DFA 2025 Target Date Retirement Income Fund
Class A	10,000	110
Class I	10,000	111
Class R6	80,000	885
DFA 2030 Target Date Retirement Income Fund
Class A	10,000	109
Class I	10,000	110
Class R6	80,000	878
DFA 2035 Target Date Retirement Income Fund
Class A	10,000	108
Class I	10,000	108
Class R6	80,000	864
DFA 2040 Target Date Retirement Income Fund
Class A	10,000	108
Class I	10,000	108
Class R6	80,000	866
DFA 2045 Target Date Retirement Income Fund
Class A	10,000	108
Class I	10,000	109
Class R6	80,000	869

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2016 (Unaudited)

	Shares	Aggregate Net Asset Value
DFA 2050 Target Date Retirement Income Fund
Class A	10,000	$108
Class I	10,000	109
Class R6	80,000	869
DFA 2055 Target Date Retirement Income Fund
Class A	10,000	108
Class I	10,000	109
Class R6	80,000	869
DFA 2060 Target Date Retirement Income Fund
Class A	10,000	108
Class I	10,000	109
Class R6	80,000	869

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at June 30, 2016.

Note 4—Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term investments) during the period ended June 30, 2016, were as follows:

	Purchases	Sales
DFA 2015 Target Date Retirement Income Fund	$1,076	$10
DFA 2020 Target Date Retirement Income Fund	1,066	9
DFA 2025 Target Date Retirement Income Fund	1,132	9
DFA 2030 Target Date Retirement Income Fund	1,091	9
DFA 2035 Target Date Retirement Income Fund	1,238	9
DFA 2040 Target Date Retirement Income Fund	1,053	9
DFA 2045 Target Date Retirement Income Fund	1,058	10
DFA 2050 Target Date Retirement Income Fund	1,019	9
DFA 2055 Target Date Retirement Income Fund	1,089	9
DFA 2060 Target Date Retirement Income Fund	1,024	10

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2016 (Unaudited)

Note 5—Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	DFA 2015 Target Date Retirement Income Fund		DFA 2020 Target Date Retirement Income Fund
	From Inception January 11, 2016 to June 30, 2016 (Unaudited)		From Inception January 11, 2016 to June 30, 2016 (Unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	16	$161	15	$150
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	16	$161	15	$150

Class I
Sale of shares	10	$100	10	$100
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	10	$100	10	$100

Class R6
Sale of shares	80	$800	80	$800
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	80	$800	80	$800

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2016 (Unaudited)

	DFA 2025 Target Date Retirement Income Fund		DFA 2030 Target Date Retirement Income Fund
	From Inception January 11, 2016 to June 30, 2016 (Unaudited)		From Inception January 11, 2016 to June 30, 2016 (Unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	21	$215	17	$173
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	21	$215	17	$173

Class I
Sale of shares	10	$100	10	$100
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	10	$100	10	$100

Class R6
Sale of shares	80	$800	80	$800
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	80	$800	80	$800

	DFA 2035 Target Date Retirement Income Fund		DFA 2040 Target Date Retirement Income Fund
	From Inception January 11, 2016 to June 30, 2016 (Unaudited)		From Inception January 11, 2016 to June 30, 2016 (Unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	31	$319	13	$135
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	31	$319	13	$135

Class I
Sale of shares	10	$100	10	$100
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	10	$100	10	$100

Class R6
Sale of shares	80	$800	80	$800
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	80	$800	80	$800

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2016 (Unaudited)

	DFA 2045 Target Date Retirement Income Fund		DFA 2050 Target Date Retirement Income Fund
	From Inception January 11, 2016 to June 30, 2016 (Unaudited)		From Inception January 11, 2016 to June 30, 2016 (Unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	14	$139	10	$100
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	14	$139	10	$100

Class I
Sale of shares	10	$100	10	$100
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	10	$100	10	$100

Class R6
Sale of shares	80	$800	80	$800
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	80	$800	80	$800

	DFA 2055 Target Date Retirement Income Fund		DFA 2060 Target Date Retirement Income Fund
	From Inception January 11, 2016 to June 30, 2016 (Unaudited)		From Inception January 11, 2016 to June 30, 2016 (Unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	10	$100	10	$105
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	10	$100	10	$105

Class I
Sale of shares	16	$170	10	$100
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	16	$170	10	$100

Class R6
Sale of shares	80	$800	80	$800
Reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net Increase / (Decrease)	80	$800	80	$800

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2016 (Unaudited)

Note 6—Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest in ETFs, which may expose the Funds to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Funds of owning shares of the ETF will exceed those the Funds would incur by investing in such securities directly.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7—Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At June 30, 2016, the Funds did not hold any securities that were both illiquid and restricted.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2016 (Unaudited)

Note 8—Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 9—Federal Income Tax Information

($ reported in thousands)

At June 30, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

DFA 2015 Target Date Retirement Income Fund	1,085	81	0	81
DFA 2020 Target Date Retirement Income Fund	1,077	94	0	94
DFA 2025 Target Date Retirement Income Fund	1,144	98	0	98
DFA 2030 Target Date Retirement Income Fund	1,102	89	0	89
DFA 2035 Target Date Retirement Income Fund	1,250	73	0	73
DFA 2040 Target Date Retirement Income Fund	1,063	72	0	72
DFA 2045 Target Date Retirement Income Fund	1,070	75	0	75
DFA 2050 Target Date Retirement Income Fund	1,029	75	0	75
DFA 2055 Target Date Retirement Income Fund	1,101	74	0	74
DFA 2060 Target Date Retirement Income Fund	1,034	75	0	75

The differences between book basis cost and tax basis cost were primarily attributable to the tax deferral of losses on wash sales.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

JUNE 30, 2016 (Unaudited)

Note 10—10% Shareholders

As of June 30, 2016, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts

DFA 2015 Target Date Retirement Income Fund	76%	1*
DFA 2020 Target Date Retirement Income Fund	76	1*
DFA 2025 Target Date Retirement Income Fund	72	1*
DFA 2030 Target Date Retirement Income Fund	75	1*
DFA 2035 Target Date Retirement Income Fund	78	2*
DFA 2040 Target Date Retirement Income Fund	77	1*
DFA 2045 Target Date Retirement Income Fund	77	1*
DFA 2050 Target Date Retirement Income Fund	80	1*
DFA 2055 Target Date Retirement Income Fund	75	1*
DFA 2060 Target Date Retirement Income Fund	80	1*

*	Includes affiliated accounts

Note 11—Borrowings

($ reported in thousands)

Effective January 11, 2016, the inception date of the Funds, the Funds were added into a pre-existing $50,000 Secured Line of Credit Agreement (the “Agreement”) with other affiliated Funds with a commercial bank (the “Bank”) that allows the Funds to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Funds had no outstanding borrowings at any time during the period ended June 30,

2016.

Note 12—Regulatory Matters and Litigation

From time to time, the Trust, the Funds’ investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 13—Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND, AND VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND (each a “FUND” and collectively, the “FUNDS”)

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Retirement Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Funds and Virtus Retirement Investment Advisers, Inc. (“VRIA”) and the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Funds, VRIA and Dimensional Fund Advisors LP (“DFA” or the “Subadviser”). At an in-person meeting held November 17-19, 2015, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the establishment of the Agreements, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VRIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of the Funds and their shareholders.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Funds and their shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VRIA and the Subadviser; (2) information regarding performance expectations as well as historical performance of funds in which the Funds were expected to invest; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of each Fund’s proposed advisory fee rates with those of a group of other funds with similar investment objectives; (4) the projected profitability of VRIA and its affiliates under the Advisory Agreement; (5) any “fall-out” benefits to VRIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VRIA, the Subadviser or their affiliates from VRIA’s or the Subadviser’s relationship with the Funds); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) possible conflicts of interest; and (8) the terms of the Agreements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND, AND VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND (each a “FUND” and collectively, the “FUNDS”)

BY THE BOARD OF TRUSTEES (Continued)

Nature, Extent and Quality of Services

The Trustees received in advance of the Meeting information provided by VRIA and the Subadviser, including completed questionnaires concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VRIA’s senior management personnel, during which among other items, VRIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds would be managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VRIA is responsible for the oversight of the Funds’ investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VRIA, the Board considered VRIA’s process for supervising and managing the Funds’ subadviser, including (a) VRIA’s ability to select and monitor the subadviser; (b) VRIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VRIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VRIA’s management and other personnel; (b) the financial condition of VRIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VRIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services expected to be provided by VRIA and its affiliates to the Funds; (e) VRIA’s expected supervision of the Funds’ other service providers; and (f) VRIA’s risk management processes. It was noted that affiliates of VRIA were expected to serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VRIA’s management and the quality of the performance of their duties on behalf of an affiliated manager with which the Board was familiar through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. With respect to the Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND, AND VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND (each a “FUND” and collectively, the “FUNDS”)

BY THE BOARD OF TRUSTEES (Continued)

management, compliance with each respective Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VRIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VRIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Investment Performance

Because the Funds had not commenced operations, the Board could not evaluate prior investment performance for the Funds. The Board reviewed and was satisfied with certain information regarding expected performance that was based upon the Funds’ proposed investment strategies, including performance of funds into which the Funds were expected to invest.

Management Fees and Total Expenses

The Board considered the fees proposed to be charged to the Funds for advisory services as well as the expected total expense levels of each Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for each Fund were within the range of other funds deemed to be comparable to the Funds by management. The Board noted that each Fund was expected to have an expense cap in place to limit the total expenses incurred by each Fund and its shareholders. The Board also noted that the subadvisory fees would be paid by VRIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND, AND VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND (each a “FUND” and collectively, the “FUNDS”)

BY THE BOARD OF TRUSTEES (Continued)

subadvisory fee structure, including the amount of the advisory fee retained by VRIA after payment of the subadvisory fee. The Board also took into account the expected size of each of the Funds and the impact on expenses.

The Board concluded that the proposed advisory and subadvisory fees for the Funds were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Projected Profitability

The Board also considered certain information relating to projected profitability that had been provided by VRIA. In this regard, the Board considered information regarding the projected profitability of VRIA for its management of the Funds, as well as the projected profitability of its affiliates for managing and providing other services to the Funds, such as distribution, transfer agency and administrative services provided to the Funds by a VRIA affiliate. In addition to the fees paid to VRIA and its affiliates, the Board considered any other benefits derived by VRIA or its affiliates from their relationship with the Funds. The Board concluded that the projected profitability to VRIA and its affiliates from the Funds was reasonable in light of the quality of the services to be rendered to the Funds by VRIA and its affiliates.

In considering the projected profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement would be paid by VRIA out of the fees that VRIA receives under the Advisory Agreement, so that Fund shareholders would not be directly impacted by those fees. The Board relied on the ability of VRIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VRIA should be expected to realize economies of scale as the Funds’ assets grow. The Board noted that expense caps were expected to be implemented for each Fund. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure. The Board also took into account the expected size of the Funds. The Board noted that VRIA and the Funds may realize certain economies of scale if the assets of the Funds were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND, VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND, AND VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND (each a “FUND” and collectively, the “FUNDS”)

BY THE BOARD OF TRUSTEES (Continued)

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Funds to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Funds was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VRIA and the Subadviser and their respective affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VRIA, was expected to serve as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Funds’ assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VRIA also was expected to provide administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there were no other direct benefits to the Subadviser or VRIA in providing investment advisory services to the Funds, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Funds and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

VIRTUS RETIREMENT TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Retirement Investment Advisers, LLC

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Virtus Fund Services

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services 1-800-243-1574

Website Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative

at 1-800-243-1574

or Virtus.com.

8584	08-16

P.O. Box 9874

Providence, RI 02940-8074

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Retirement Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/8/2016

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date 9/8/2016

* Print the name and title of each signing officer under his or her signature.